Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2013	2012	2011
Numerator:
Numerator for basic and diluted earnings per share	$412,439	$391,371	$346,665

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	161,330	168,275	185,213
Effect of assumed conversion of 0.50% convertible notes	24	24	24
Effect of dilutive stock options granted	1,764	1,138	1,322

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	163,118	169,437	186,559

Basic earnings per share	$2.56	$2.33	$1.87

Diluted earnings per share	$2.53	$2.31	$1.86